Derivative Instruments and Hedging Activities (Details)	12 Months Ended
	Dec. 31, 2022 USD ($) transaction derivative_instrument	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2022 EUR (€) derivative_instrument	Aug. 31, 2019 USD ($) derivative_instrument	Aug. 31, 2019 EUR (€) derivative_instrument
DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES
Proceeds from the termination of cross-currency swap contracts	$ 24,000,000	$ 0	$ 0
Designated as Hedges
DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES
Accumulated other comprehensive loss to be reclassified over next twelve months	$ 0
Cross currency interest rate contracts | Designated as Hedges
DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES
Number of derivative instruments held | derivative_instrument	3			3	3	3
Amount of hedged item	$ 200,000,000				$ 200,000,000
Fixed interest rate of hedged item (percent)	5.75%			5.75%	5.75%	5.75%
Notional amount | €				€ 207,000,000		€ 181,000,000
Averaged fixed interest rate (percent)	4.30%			4.30%	3.73%	3.73%
Number of new transactions | transaction	5
Number of derivative instruments terminated | derivative_instrument	3			3
Proceeds from the termination of cross-currency swap contracts	$ 24,000,000
Loss on hedging instruments	(2,000,000)	(1,000,000)	$ (11,000,000)
Cross currency interest rate contracts | Designated as Hedges | Other long-term liabilities
DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES
Derivative liability fair value	19,000,000	1,000,000
Forward foreign currency contracts | Not Designated as Hedges
DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES
Notional amount	$ 71,000,000	$ 68,000,000
Maturity period of spot or forward exchange rate contracts	1 month